Segments	6 Months Ended
Jun. 30, 2020
Disclosure of operating segments [abstract]
Segments
2. SEGMENTS
Santander UK’s principal activity is financial services, mainly in the UK. The business is managed and reported on the basis of four segments, which are strategic business units that offer different products and services, have different customers and require different technology and marketing strategies.
There has been no change to the descriptions of these segments and segmental accounting as set out in Note 2 to the Consolidated Financial Statements in the 2019 Annual Report.
Results by segment

Half year to	Retail Banking	Corporate & Commercial Banking	Corporate & Investment Banking	Corporate Centre	Total
30 June 2020	£m	£m	£m	£m	£m
Net interest income/(expense)	1,393	150	26	(27)	1,542
Non-interest income	235	40	28	3	306
Total operating income/(expense)	1,628	190	54	(24)	1,848
Operating expenses before credit impairment losses, provisions and charges	(1,010)	(134)	(62)	(51)	(1,257)
Credit impairment losses	(247)	(106)	(12)	(11)	(376)
Provisions for other liabilities and (charges)/release	(56)	3	(4)	(11)	(68)
Total operating credit impairment losses, provisions and charges	(303)	(103)	(16)	(22)	(444)
Profit/(loss) before tax	315	(47)	(24)	(97)	147

Revenue from external customers	2,004	237	55	(448)	1,848
Inter-segment revenue	(376)	(47)	(1)	424	—
Total operating income/(expense)	1,628	190	54	(24)	1,848

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	253	13	5	—	271
–Insurance, protection and investments	31	—	—	—	31
–Credit cards	33	—	—	—	33
–Non-banking and other fees(2)	26	22	23	2	73
Total fee and commission income	343	35	28	2	408
Fee and commission expense	(169)	(9)	(4)	(5)	(187)
Net fee and commission income/(expense)	174	26	24	(3)	221

30 June 2020
Customer loans	184,862	16,604	4,040	4,030	209,536
Total assets(3)	193,692	16,604	4,949	87,574	302,819
Customer deposits	151,091	19,538	6,784	8,302	185,715
Total liabilities	152,171	19,563	7,230	107,371	286,335
1.The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
2.Non-banking and other fees include mortgages, consumer finance, commitment commission, asset finance, invoice finance and trade finance.
3.Includes customer loans, net of credit impairment loss allowances.

Half year to	Retail Banking	Corporate & Commercial Banking	Corporate & Investment Banking	Corporate Centre	Total
30 June 2019	£m	£m	£m	£m	£m
Net interest income/(expense)	1,465	189	32	(15)	1,671
Non-interest income	353	38	47	8	446
Total operating income/(expense)	1,818	227	79	(7)	2,117
Operating expenses before credit impairment losses, provisions and charges	(1,011)	(138)	(83)	(35)	(1,267)
Credit impairment (losses)/releases	(63)	(9)	4	(1)	(69)
Provisions for other liabilities and charges	(95)	(1)	(11)	(99)	(206)
Total operating credit impairment losses, provisions and charges	(158)	(10)	(7)	(100)	(275)
Profit/(loss) before tax	649	79	(11)	(142)	575

Revenue from external customers	2,166	281	85	(415)	2,117
Inter-segment revenue	(348)	(54)	(6)	408	—
Total operating income/(expense)	1,818	227	79	(7)	2,117

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	345	15	14	—	374
–Insurance, protection and investments	37	—	—	—	37
–Credit cards	42	—	—	—	42
–Non-banking and other fees(2)	36	26	24	1	87
Total fee and commission income	460	41	38	1	540
Fee and commission expense	(184)	(12)	(7)	(2)	(205)
Net fee and commission income/(expense)	276	29	31	(1)	335

31 December 2019
Customer loans	180,398	16,297	4,114	4,489	205,298
Total assets(3)	187,556	16,297	4,727	79,908	288,488
Customer deposits	145,050	18,234	6,101	8,437	177,822
Total liabilities	145,917	18,260	6,500	101,470	272,147
1.The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
2.Non-banking and other fees include mortgages, consumer finance, commitment commission, asset finance, invoice finance and trade finance.
3.Includes customer loans, net of credit impairment loss allowances.